UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2008
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Value Holdings, L.P.
                 ----------------------------------
   Address:      366 Broadway
                 ----------------------------------
                 5th Fl.
                 ----------------------------------
                 New York, NY 10013
                 ----------------------------------

Form 13F File Number: 28-
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Timothy Curro
         -------------------------------
Title:   Managing Member of G.P.
         -------------------------------
Phone:   631 728-1078
         -------------------------------

Signature, Place, and Date of Signing:

   /s/ Timothy Curro                     New York, NY        2/13/08
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

SEC13F.LNS             VALUE HOLDINGS, L.P.

                              FORM 13F SUMMARY PAGE
                              AS OF DATE: 12/31/08
                              RUN DATE: 12/31/08

Report Summary:

Number of Other Included Managers:                         0
                                        --------------------

Form 13F Information Table Entry Total:                   38
                                        --------------------

Form 13F Information Table Value Total:           $83,032
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

    FORM 13F INFORMATION TABLE

 COLUMN 1                         COLUMN 2    COLUMN 3    COLUMN 4    COLUMN 5           COLUMN 6      COLUMN 7   COLUMN 8
 ------------------------------   ----------  ---------   --------- -----------------    ----------    --------   ------------
                                  TITLE OF                VALUE      SHRS OR   SH/ PUT/  INVESTMENT    OTHER      VOTING AUTH
 NAME OF ISSUER                   CLASS       CUSIP       (x$1000)   PRN AMT   PRN CALL  DISCRETION    MANAGERS   SOLE
 ------------------------------   ----------  ---------   --------- -----------------    ----------    --------   ------------
 ACXIOM CORP                      COM         005125109       2,252   277,700                 SOLE          0      277,700
 ADMINISTAFF INC                  COM         007094105       1,550    71,500                 SOLE          0       71,500
 AMEDISYS INC                     COM         023436108       2,094    50,663                 SOLE          0       50,663
 AMERON INTERNATIONAL CORP        COM         30710107          635    10,100                 SOLE          0       10,100
 APPLIED INDUSTRIAL TECH INC      COM         03820C105       2,106   111,300                 SOLE          0      111,300
 BELDEN INC                       COM         77459105        1,334    63,900                 SOLE          0       63,900
 CHECKPOINT SYSTEMS INC           COM         162825103       1,341   136,300                 SOLE          0      136,300
 CIMAREX ENERGY                   COM         171798101       3,953   147,600                 SOLE          0      147,600
 COHERENT INC                     COM         192479103       3,169   147,673                 SOLE          0      147,673
 CRANE CO                         COM         224399105       1,126    65,300                 SOLE          0       65,300
 CSG SYS INTL INC                 COM         126349109       6,394   365,986                 SOLE          0      365,986
 CURTISS WRIGHT CORP              COM         231561101       1,680    50,300                 SOLE          0       50,300
 COVANCE INC                      COM         222816100         212     4,600                 SOLE          0        4,600
 CYMER INC                        COM         232572107       1,917    87,517                 SOLE          0       87,517
 DATASCOPE CORP                   COM         238113104       2,044    39,135                 SOLE          0       39,135
 DREW INDUSTRIES INC              COM         26168L205         332    27,650                 SOLE          0       27,650
 EMCOR GROUP INC                  COM         29084Q100       2,059    91,800                 SOLE          0       91,800
 GARDNER DENVER INC               COM         365558105         107     4,600                 SOLE          0        4,600
 GLOBAL PAYMENTS INC              COM         37940X102       6,172   188,220                 SOLE          0      188,220
 HEICO CORP                       COM         422806109         389    10,020                 SOLE          0       10,020
 KAYDON CORP                      COM         486587108       5,904   171,891                 SOLE          0      171,891
 LHC GROUP INC                    COM         50187A107       3,434    95,377                 SOLE          0       95,377
 MARINE PRODUCTS CORP             COM         568427108       1,029   183,032                 SOLE          0      183,032
 MIDDLEBY CORP                    COM         596278101         598    21,945                 SOLE          0       21,945
 MKS INSTRUMENTS INC              COM         55306N104       3,335   225,482                 SOLE          0      225,482
 MSC INDUSTRIAL DIRECT CO-A       COM         553530106       3,276    88,950                 SOLE          0       88,950
 MTS SYS CORP                     COM         553777103         449    16,864                 SOLE          0       16,864
 PERINI CORP                      COM         713839108         496    21,200                 SOLE          0       21,200
 PEROT SYSTEMS CORP SERIES A      COM         714265105       3,413   249,700                 SOLE          0      249,700
 PHARMACEUTICAL PROD DEV INC      COM         717124101       3,077   106,076                 SOLE          0      106,076
 ROLLINS INC                      COM         775711104       3,230   178,675                 SOLE          0      178,675
 SIMPSON MANUFACTURING CO INC     COM         829073105       1,770    63,750                 SOLE          0       63,750
 SPSS INC                         COM         78462K102         531    19,700                 SOLE          0       19,700
 SYKES ENTERPRISES INC            COM         871237103         889    46,500                 SOLE          0       46,500
 THOR INDUSTRIES                  COM         885160101         543    41,200                 SOLE          0       41,200
 VARIAN INC                       COM         922206107         268     8,000                 SOLE          0        8,000
 VARIAN SEMICONDUCTOR EQPT ASSOC  COM         922207105         579    31,930                 SOLE          0       31,930
 WABTEC CORP                      COM         929740108       9,343   235,050                 SOLE          0      235,050
